Cover Page	12 Months Ended
Dec. 31, 2023
Document Information [Line Items]
Entity Registrant Name	TRTL HOLDING CORP.
Document Type	S-4
Amendment Flag	false
Entity Central Index Key	0002011562
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	195 US HWY 50
Entity Address, Address Line Two	Suite 309
Entity Address, City or Town	ZEPHYR COVE
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89448
City Area Code	239
Local Phone Number	288-2275
Entity Primary SIC Number	6770
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	195 US HWY 50
Entity Address, Address Line Two	Suite 309
Entity Address, City or Town	ZEPHYR COVE
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89448
City Area Code	239
Local Phone Number	288-2275
Contact Personnel Name	Vincent T. Cubbage